Jan. 27, 2026
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Investment objective
Oakmark Equity and Income Fund seeks income and preservation and growth of capital.
Fees and expenses of the Fund

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.32%	0.10%	0.06%	0.03%
Shareholder Service Plan fees	0.22%[1]	None	None	None
Other expenses	0.10%	0.10%	0.06%	0.03%
Total Annual Fund Operating Expenses	0.85%	0.63%	0.59%	0.56%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$87	$64	$60	$57
3 Years	271	202	189	179
5 Years	471	351	329	313
10 Years	1,049	786	738	701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategy

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its total assets in debt securities including but not limited to securities issued by the U.S. government or any of its agencies or instrumentalities (including agency mortgage-backed securities), non U.S. governments, corporate entities and any other debt securities. Of the up to 60% of total assets in debt securities, the Fund may invest up to 20% in below investment grade rated debt securities, commonly called junk bonds. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated Ba1 or lower by Moody's Investors Service ("Moody's"), BB+ or lower by S&P Global Ratings ("S&P"), or Fitch Ratings, Inc. ("Fitch"), or equivalently rated by any nationally recognized statistical rating organizations ("NRSRO"). If all three NRSROs provide a rating, the Adviser assigns the middle rating of Moody's S&P, and Fitch. When a rating is available from only two agencies, the lower rating is used; if only one agency rates a bond, that rating is assigned.

The Fund may also invest in unrated debt securities. If the Adviser determines that an unrated debt security is of similar quality to a rated below investment grade security (rated Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch, the Adviser will consider such unrated debt security to be below investment grade. If the Adviser determines that an unrated debt security is of similar quality to a rated investment grade security (rated Baa3 or higher by Moody's, or BBB- or higher by S&P or Fitch), the Adviser will consider such unrated debt security to be investment grade.

The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its equity investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of issuers in the Fund's equity portfolio allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's equity portfolio typically holds thirty to sixty issuers, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

The proportion of the Fund held in debt securities will vary in light of the Adviser's view of the attractiveness of debt securities. In times when the Adviser believes equities provide above average absolute value, the proportion of the Fund allocated to debt securities will decline. In selecting debt securities, the Adviser considers many factors, including among other things, quality, yield-to-maturity, liquidity, current yield and call risk. The Adviser believes the role of fixed income investments in the Fund is to help buffer the volatility of the Fund's equity portfolio and generate income.

Performance information

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Equity and Income Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	11.06%	8.44%	8.52%
Return after taxes on distributions	10.21%	7.44%	7.14%
Return after taxes on distributions and sale of Fund shares	6.68%	6.37%	6.49%
Advisor Class*
Return before taxes	11.33%	8.70%	8.71%
Institutional Class**
Return before taxes	11.37%	8.72%	8.74%
R6 Class***
Return before taxes	11.41%	8.75%	8.75%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)	7.30%	-0.36%	2.01%
60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)	13.70%	8.47%	9.78%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.